Other Accounts Payable (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable [Abstract]
Employees and payroll accruals	[1]		$ 101	$ 79
Accrued expenses			95	135
Total other accounts payable		$ 242	$ 196	$ 214

[1]	As of December 31, 2017 and 2016, most of the sum refers to a debt to the Company's Chief Executive Officer, with whom the Company had reached an agreement regarding postponing the payment date. The debt is expected to be paid in the foreseeable future.